Right-of-use assets and associated lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right of use and associated liabilities [Abstract]
Lease liabilities	€ 245	€ 200	€ 184
Additions under new leases liabilities	143		97
Associated financial expenses lease liabilities	12	14
Disposals due to payments lease liabilities	(104)	(87)
Foreign exchanges effect lease liabilities	7		(1)
Consolidated scope change and other lease liabilities	(13)		(7)
Current lease liabilities	80	59
Non-current lease liabilities	165	141
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	238	196	183
Additions to right-of-use assets	143	87
Disposals to right of use assets	(17)	3
Transfers and other right of use assets	5	2
Depreciation, right-of-use assets	(93)	(65)
Increase decrease in rightofuse assets consolidation scope changes	(3)	(12)
Increase decrease through net exchange differences rightofuse assets	7	(2)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	32	12	13
Additions to right-of-use assets	26	2
Disposals to right of use assets	0	2
Transfers and other right of use assets	0	(2)
Depreciation, right-of-use assets	(4)	(1)
Increase decrease in rightofuse assets consolidation scope changes	(3)	(2)
Increase decrease through net exchange differences rightofuse assets	1	0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	80	83	77
Additions to right-of-use assets	25	16
Disposals to right of use assets	(7)	3
Transfers and other right of use assets	1	6
Depreciation, right-of-use assets	(24)	(15)
Increase decrease in rightofuse assets consolidation scope changes	0	(4)
Increase decrease through net exchange differences rightofuse assets	2	0
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	83	63	61
Additions to right-of-use assets	61	34
Disposals to right of use assets	(4)	1
Transfers and other right of use assets	1	0
Depreciation, right-of-use assets	(41)	(27)
Increase decrease in rightofuse assets consolidation scope changes	0	(5)
Increase decrease through net exchange differences rightofuse assets	3	(1)
Plant and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	39	33	29
Additions to right-of-use assets	27	30
Disposals to right of use assets	(6)	(2)
Transfers and other right of use assets	4	(2)
Depreciation, right-of-use assets	(20)	(20)
Increase decrease in rightofuse assets consolidation scope changes	0	(1)
Increase decrease through net exchange differences rightofuse assets	1	(1)
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4	5	€ 3
Additions to right-of-use assets	4	5
Disposals to right of use assets	0	(1)
Transfers and other right of use assets	(1)	0
Depreciation, right-of-use assets	(4)	(2)
Increase decrease in rightofuse assets consolidation scope changes	0	0
Increase decrease through net exchange differences rightofuse assets	€ 0	€ 0